Intangible Assets, Net and Goodwill - Goodwill (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of period	$ 121,487	$ 115,914	$ 47,399
Acquisitions	588,413	5,486	68,027
Foreign exchange translation and other	62	87	488
Balance at end of period	$ 709,962	$ 121,487	$ 115,914